Banking facilities (Tables)	12 Months Ended
Mar. 31, 2019
Banking and Thrift [Abstract]
General banking facilities
	Amount available		Amount utilized		Amount unutilized		Terms of banking facilities as of
	March 31,		March 31,		March 31,		March 31, 2019
	2018	2019	2018	2019	2018	2019	Interest	Repayment
	$ in thousands		$ in thousands		$ in thousands		rate	terms
Import and export facilities

Combined limit	2,564	2,564	99	445	2,465	2,119

Including sub-limit of:
Notes payable	2,308	2,308	99	—	2,209	2,308	HIBOR* +2.5%	Repayable in full within 120 days
Bank overdrafts	641	641	—	—	641	641	Prime rate +1%	Repayable on demand
Long term loans (1)	641	641	—	445	641	196	HIBOR* +2%	Term loans repayable monthly over 3 years.

Other facilities
Export documentary credits	641	641	—	—	641	641
Short term loans	1,923	1,923	—	—	1,923	1,923	HIBOR* +2.25%	Revolving loan repayable in 30 days

	5,128	5,128	99	445	5,029	4,683

Short-term borrowings
	During the fiscal year ended March 31,
	2018	2019

Bank overdrafts	6.00%	6.00%
Notes payable	3.42%	4.18%
Term loans in Hong Kong	2.69%	3.45%